BASIC AND DILUTED EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 16:- BASIC AND DILUTED EARNINGS (LOSS) PER SHARE

	Year ended December 31,
	2011		2012		2013

Numerator:

Net income (loss)	$7,164		$(4,177)		$4,218

Denominator:

Denominator for basic earnings (loss) per share - weighted average number of ordinary shares, net of treasury stock	41,437,927		39,125,129		38,241,258
Effect of dilutive securities:
Employee stock options and ESPP	497,170		-	*)	855,500
Senior convertible notes	-	*)	-	*)	-	*)

Denominator for diluted earnings (loss) per share - adjusted weighted average number of shares	41,935,097		39,125,129		39,096,758

*)	Antidilutive.